CAPITAL SECURITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Capital Securities	$ 3,385	$ 4,165
Current	520	1,326
Non-current	$ 2,865	2,839
Series 1, Class B Preferred Shares | Prime Rate
Disclosure of classes of share capital [line items]
Percent of dividend rate (percent)	70.00%
Series 2, Class B Preferred Shares | Prime Rate
Disclosure of classes of share capital [line items]
Percent of dividend rate (percent)	70.00%
Operating Partnership | Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.25%
Capital Securities	$ 562	551
Operating Partnership | Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.50%
Capital Securities	$ 537	529
Operating Partnership | Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.75%
Capital Securities	$ 523	517
Brookfield BPY Holdings Inc. | Class B Junior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	16,800,000
Cumulative dividend rate	7.64%
Capital Securities	$ 420	750
Brookfield BPY Holdings Inc. | Class C Junior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	0
Cumulative dividend rate	0.00%
Capital Securities	$ 0	500
Brookfield Office Properties Inc. (“BPO”) | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	3,600,000
Capital Securities	$ 0	0
Brookfield Office Properties Inc. (“BPO”) | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	3,000,000
Capital Securities	$ 0	0
Brookfield Property Split Corp. | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	924,390
Cumulative dividend rate	5.25%
Capital Securities	$ 23	23
Brookfield Property Split Corp. | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	699,165
Cumulative dividend rate	5.75%
Capital Securities	$ 13	14
Brookfield Property Split Corp. | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	909,994
Cumulative dividend rate	5.00%
Capital Securities	$ 17	18
Brookfield Property Split Corp. | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	940,486
Cumulative dividend rate	5.20%
Capital Securities	$ 17	19
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding	0
Cumulative dividend rate	9.00%
Capital Securities	$ 249	249
Rouse | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	5,600,000
Cumulative dividend rate	5.00%
Capital Securities	$ 142	142
Forest City Enterprise L.P. | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding	1,111,004
Cumulative dividend rate	2.00%
Capital Securities	$ 29	0
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding	10,000
Cumulative dividend rate	5.00%
Capital Securities	$ 40	40
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Capital Securities	$ 813	$ 813